Lease - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Lease right-of-use assets, net		$ 482,489	$ 730,451
Lease liabilities, current		493,103	634,504
Lease liabilities, non-current		6,412	117,836
Total lease liabilities		$ 499,515	$ 752,340
Weighted average remaining lease term		10 years 8 months 12 days	15 years 7 months 6 days
Weighted average discount rate*	[1]	3.48%	3.28%

[1]	The discount rate is based on its incremental internal long-term bank loan borrowing rate. In addition, since all of the Company’s leases are warehouse lease which are all located in Hong Kong, which have similar nature and similar economic environment, the Company use the same discount rate for all of lease agreements.